Postretirement Benefit Plans - Summary of Changes in Pension Benefit Obligations and Defined-Benefit Pension Plan Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost	$ 11	$ 12	$ 12
Interest cost	14	15	15
Fair value of plan assets at end of year	162
Projected Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation at beginning of year	342	347
Additions		3
Service cost	11	12
Interest cost	14	15
Actuarial (gains) and losses	60	(5)
Curtailments and settlements	(2)	(6)
Plan amendments		(1)
Benefits paid	(18)	(13)
Exchange rate differences	12	(10)
Projected benefit obligation at end of year	419	342
Plan Assets [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets at beginning of year	147	148
Actual return on plan assets	14	10
Employer contributions	14	13
Curtailments and settlements		(6)
Benefits paid	(18)	(13)
Exchange rate differences	5	(5)
Fair value of plan assets at end of year	162	147
Funded Plans with Assets Less than Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Funded status	(257)	(195)
Classification Of Funded Status [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Prepaid pension cost within other non-current assets	13	25
Accrued pension cost within other non-current liabilities	(260)	(211)
Accrued pension cost within accrued liabilities	(10)	(9)
Funded status	(257)	(195)
Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accumulated benefit obligations	364	299
Plans with Assets Less Than Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets	24	22
Accumulated benefit obligations	65	60
Projected benefit obligations	85	79
Accumulated benefit obligations	174	140
Projected benefit obligations	194	153
Accumulated Other Comprehensive Income (Loss) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total AOCI at beginning of year	(30)	(21)
Net actuarial loss (gain)	52	(9)
Prior service cost (credit)		(1)
Exchange rate differences		1
Total AOCI at end of year	22	(30)
Changes in Accumulated Other Comprehensive Income (Before Tax) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total net actuarial loss (gain) at beginning of year	(30)	(22)
Net actuarial loss (gain)	52	(9)
Net actuarial (loss) gain recognized in income during the year
Exchange rate difference		1
Total net actuarial loss (gain) at end of year	22	(30)
Prior Service Cost (Credit) [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total prior service cost (credit) at beginning of year		1
Prior service cost (credit)		(1)
Total prior service cost (credit) at end of year		$ 0